Taxes (Details) - Schedule of Unrecognized Tax Benefit - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Unrecognized Tax Benefit [Line Items]
Balance as of beginning of year
Increase related to prior year tax positions	5,639
Increase related to current year tax positions	1,061,310
Balance as of end of year	$ 1,066,949